MFS® Global Real Estate Fund | MFS® Global Real Estate Fund
MFS® Global Real Estate Fund
SUPPLEMENT TO PROSPECTUS

The date of this supplement is March 27, 2013.

MFS® Global Real Estate Fund

Effective immediately, the sub-section entitled "Performance Table" within the sub-heading entitled “Performance Information” beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Returns MFS® Global Real Estate Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Life	Average Annual Returns, Inception Date
B	B Shares Returns Before Taxes	(11.32%)	28.39%	Mar. 11, 2009
C	C Shares Returns Before Taxes	(8.69%)	29.07%	Mar. 11, 2009
I	I Shares Returns Before Taxes	(6.89%)	30.35%	Mar. 11, 2009
R1	R1 Shares Returns Before Taxes	(7.81%)	29.07%	Mar. 11, 2009
R2	R2 Shares Returns Before Taxes	(7.35%)	29.71%	Mar. 11, 2009
R3	R3 Shares Returns Before Taxes	(7.12%)	30.03%	Mar. 11, 2009
R4	R4 Shares Returns Before Taxes	(6.89%)	30.35%	Mar. 11, 2009
R5	R5 Shares Returns Before Taxes	(6.89%)	30.35%	Mar. 11, 2009
A	A Shares Returns Before Taxes	(12.55%)	27.30%	Mar. 11, 2009
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	(13.61%)	20.31%
After Taxes on Distributions and Sale of Fund Shares A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(7.46%)	19.97%
FTSE EPRA/NAREIT Developed Real Estate Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) FTSE EPRA/NAREIT Developed Real Estate Index	(5.82%)	33.50%	Mar. 11, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.